BETTER 10K - OTHER LIABILITIES - Schedule of Other Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Deferred Revenue		$ 30,205		$ 50,010
Loan repurchase reserve	$ 21,832	26,745	$ 21,069	17,540		$ 7,438
Other Liabilities		2,982		8,608
Total other liabilities	$ 43,980	$ 59,933		$ 76,158	$ 44,690	$ 47,588